SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 6 – SUBSEQUENT EVENTS See Note 1 for subsequent events to the June 30, 2022 financial statements.